REVENUE RECOGNITION (Schedule of Company's Revenues According to Company's Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Revenue	$ 233,559	$ 204,408
Aviation Security [Member]
Segment Reporting Information [Line Items]
Revenue	173,131	146,837
Other Aviation Related Services [Member]
Segment Reporting Information [Line Items]
Revenue	35,678	31,328
Authentication Technology [Member]
Segment Reporting Information [Line Items]
Revenue	$ 24,750	$ 26,243